CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended													6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Sep. 23, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 25, 2011		Sep. 25, 2011		Jun. 26, 2011		Mar. 27, 2011		May 29, 2013	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011		Dec. 26, 2010
Net sales	$ 572,455	$ 705,060	$ 567,905	$ 588,595	$ 616,925	$ 686,482		$ 574,746		$ 602,023		$ 606,311			$ 1,754,480	$ 1,773,425	$ 2,478,485	$ 2,469,562		$ 2,436,703
Cost of products sold	415,052	517,685	438,564	456,439	481,248	500,938		440,496		460,346		452,916			1,297,808	1,376,251	1,893,936	1,854,696		1,834,375
Gross profit	157,403	187,375	129,341	132,156	135,677	185,544		134,250		141,677		153,395			456,672	397,174	584,549	614,866		602,328
Operating expenses
Marketing and selling expenses	40,866		38,336												134,002	130,540	169,736	171,641		172,344
Administrative expenses	25,304		21,349												93,189	66,089	89,414	80,460		109,950
Research and development expenses	2,709		2,677												7,825	8,211	12,031	8,021		9,387
Goodwill impairment charge						122,900	[1]	0	[1]	0	[1]	0	[1]					122,900	[1]
Other expense (income), net	3,606		7,084												45,096	25,280	29,774	48,578		45,495
Total operating expenses	72,485		69,446												280,112	230,120	300,955	431,600		337,176
Earnings before interest and taxes	84,918		59,895												176,560	167,054	283,594	183,266		265,152
Interest expense	19,595		44,462												107,878	154,601	198,484	208,319		236,004
Interest income	23		4												68	105	110	242		288
Earnings (loss) before income taxes	65,346		15,437												68,750	12,558	85,220	(24,811)		29,436
Provision (benefit) for income taxes	24,661		5,559												35,108	3,701	32,701	22,103		7,399
Net earnings (loss)	$ 40,685	$ 43,662	$ 9,878	$ (10,560)	$ 9,539	$ (87,524)		$ 12,777		$ 7,581		$ 20,252			$ 33,642	$ 8,857	$ 52,519	$ (46,914)		$ 22,037
Net earnings (loss) per share
Basic	$ 0.35	$ 0.54	$ 0.12	$ (0.13)	$ 0.12	$ (1.08)		$ 0.16		$ 0.09		$ 0.25			$ 0.32	$ 0.11	$ 0.65	$ (0.58)		$ 0.32
Weighted average shares outstanding-basic	115,590,396	80,202,000	81,218,162	82,235,000	81,267,000	81,273,000		81,296,000		81,338,000		81,357,000			103,921,211	81,237,056	81,230,630	81,315,848		68,434,982
Diluted	$ 0.35	$ 0.51	$ 0.11	$ (0.13)	$ 0.11	$ (1.08)		$ 0.15		$ 0.09		$ 0.23			$ 0.32	$ 0.10	$ 0.61	$ (0.58)		$ 0.30
Weighted average shares outstanding-diluted	116,347,508	85,482,000	86,444,890	87,559,000	86,492,000	81,273,000		86,489,000		86,582,000		86,621,000			105,978,368	86,460,856	86,494,546	81,315,848		73,638,195
Dividends per share	$ 0.18		$ 0.00											$ 0.18	$ 0.36	$ 0.00

[1]	Goodwill impairment charges consist of the following: • Fourth quarter 2011-Goodwill Impairment charges of $51,700, $49,700 and $21,500 on the Frozen Breakfast, Private Label and Foodservice reporting units, respectively.